Income Taxes (Differences Between Effective Rates And Statutory Federal Income Tax Rate Computed On Income Before Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
Federal income tax expense computed at statutory Federal rate, Amount	$ 20,073	$ 36,878	$ 36,828
Federal income tax expense computed at statutory Federal rate, Percentage	35.00%	35.00%	35.00%
Increases (Decreases) In Taxes Resulting From:
State taxes, net of Federal tax effect, Amount	1,993	3,064	3,051
State taxes, net of Federal tax effect, Percentage	3.40%	2.90%	2.90%
Net tax-exempt interest income, Amount	(577)	(624)	(579)
Net tax-exempt interest income, Percentage	(1.00%)	(0.60%)	(0.60%)
Change in cash surrender value of BOLI, Amount	(638)	(421)	(406)
Change in cash surrender value of BOLI, Percentage	(1.10%)	(0.40%)	(0.40%)
Low income housing tax credits, Amount	(1,397)	(1,209)	(1,013)
Low income housing tax credits, Percentage	(2.40%)	(1.10%)	(1.00%)
Other, Amount	(505)	(163)	1,045
Other, Percentage	(0.90%)	(0.20%)	1.10%
Income tax expense	$ 18,949	$ 37,525	$ 38,926
Income tax expense, Percentage	33.00%	35.60%	37.00%